Joint Stock Ownership Plan Reserve - Schedule of Joint Stock Ownership Plan Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Balance at beginning of period	$ 656,985	$ 1,003,417
Balance at end of period	308,486	656,985
JSOP Reserve
Statement Line Items [Line Items]
Balance at beginning of period	(15,985)	(15,985)
Issue out of treasury shares	15,985
Balance at end of period		$ (15,985)